Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Income (Loss) Per Share

	Year Ended December 31,
	2015	2014	2013
	$	$	$
Net income (loss) attributable to shareholders of Teekay Corporation	82,151	(54,757)	(114,738)
Reduction in net earnings due to dilutive impact of stock-based compensation in Teekay LNG, Teekay Offshore and Teekay Tankers and Series C Preferred Units in Teekay Offshore	(227)	—	—

Net income (loss) attributable to shareholders of Teekay Corporation for diluted income (loss) per share	81,924	(54,757)	(114,738)

Weighted average number of common shares	72,665,783	72,066,008	70,457,958
Dilutive effect of stock-based compensation	524,781	—	—

Common stock and common stock equivalents	73,190,564	72,066,008	70,457,958

Income (loss) per common share:
- Basic	1.13	(0.76)	(1.63)
- Diluted	1.12	(0.76)	(1.63)